Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
TCW Emerging Markets Equities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver [and/or Expense Reimbursement]	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1]
Net Expenses	rr_NetExpensesOverAssets	1.61%	[1]
1 Year	rr_ExpenseExampleYear01	164
3 Years	rr_ExpenseExampleYear03	516
5 Years	rr_ExpenseExampleYear05	893
10 Years	rr_ExpenseExampleYear10	1,951
Annual Return 2010	rr_AnnualReturn2010	7.21%
Annual Return 2011	rr_AnnualReturn2011	(23.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.33%)
1 Year	rr_AverageAnnualReturnYear01	(23.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2009
TCW Emerging Markets Equities Fund | Class I | - After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(23.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2009
TCW Emerging Markets Equities Fund | Class I | - After taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2009
TCW Emerging Markets Equities Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.91%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.16%
Fee Waiver [and/or Expense Reimbursement]	rr_FeeWaiverOrReimbursementOverAssets	0.55%	[1]
Net Expenses	rr_NetExpensesOverAssets	1.61%	[1]
1 Year	rr_ExpenseExampleYear01	164
3 Years	rr_ExpenseExampleYear03	623
5 Years	rr_ExpenseExampleYear05	1,109
10 Years	rr_ExpenseExampleYear10	2,450
1 Year	rr_AverageAnnualReturnYear01	(23.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2009
TCW Emerging Markets Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TCW Emerging Markets Equities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 158.83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	158.83%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities of issuers in Emerging Market Countries. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stocks; securities convertible into common or preferred stocks such as convertible bonds and debentures; rights or warrants to purchase common or preferred stocks; American Depository Receipts (ADRs); Global Depository Receipts (GDRs); and other securities with equity characteristics. The Fund will generally invest in at least three Emerging Market Countries.

An Emerging Market Country is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the "Word Bank") as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece, Hong Kong, Hungary, Iceland, Ireland, Israel, Republic of Korea, Kuwait, Latvia, Macau, Poland, Portugal, Qatar, Saudi Arabia, Singapore, Slovenia, Slovak Republic, Taiwan, Trinidad & Tobago and the United Arab Emirates.

The Fund may, at times, invest in debt securities issued or guaranteed by companies and government entities in Emerging Markets Countries.

In selecting securities, the Fund's portfolio manager evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for companies with growth potential. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations and product development, as well as its position in its industry. In selecting the Fund's investments, the portfolio manager considers factors which may include one or more of the following:

•	companies with businesses that are entering into a growth cycle

•	companies with accelerating earnings growth or cash flow whose stock is selling at a reasonable valuation

•	companies that enjoy a strong competitive position in their industry

•	companies with a strong management team

•	companies that demonstrate an ability to take advantage of business opportunities

The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The trends considered include but are not limited to: rising domestic demand, new technologies, a country's economic cycle and a global or local industry cycle. Trends that are considered may change over time.

The Fund may invest in derivatives, such as options, swaps (including credit default swaps), futures, foreign currency futures and forward contracts. These practices may be used to hedge the Fund's portfolio as well as for investment purposes; however.

Portfolio securities may be sold when the Fund's portfolio manager perceives deterioration in the fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the security has reached its price target.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Fund holds securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of Emerging Market Countries as compared to developed countries.

•

foreign currency risk: the risk that the value of the Fund's investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company's financial condition and in overall market, economic and political conditions.

•

investment style risk: the risk that the particular style or set of styles that the investment adviser primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

•	price volatility risk: the risk that the value of the Fund's investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund's securities and the Fund may have to sell at a lower price or may not be able to sell the security at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager's choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market and management risks, mispricing or improper value. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer's goods or services.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies, and the economic and political climates where investments are made.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund's yield.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Please see "Principal Risks and Risk Definitions" for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	non-diversification risk: the risk that because a relatively higher percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year and the table shows how the Fund's average annual returns for various periods compare with a broad measure of market performance.This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year. The bar chart shows performance of the Fund's Class I shares. Class N performance would be lower than Class I performance because of lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's investment results can be obtained by visiting tcwfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year and the table shows how the Fund's average annual returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	tcwfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns For Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were:

Highest	12.54%	(quarter ended 9/30/2010)
Lowest	-28.33%	(quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the period ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA).

TCW Emerging Markets Equities Fund | MSCI Emerging Markets Net Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.42%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.96%)	[2]

[1]	The Fund's investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.61% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2012 through February 28, 2013. At the conclusion of this period, the Fund's investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.
[2]	The MSCI Emerging Markets Net Total Return Index measures the market performance, including both price performance and the minimal possible dividend reinvestment